27. EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits Details 3Abstract
Fair value of plan assets, beginning	R$ (3,305,356)	R$ (3,193,493)
Interest income	(327,830)	(360,013)
Benefits paid	280,493	284,777
Expected return on plan assets (less interest income)	(51,213)	(36,627)
Fair value of plan assets, ending	R$ (3,403,906)	R$ (3,305,356)